GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Aerospace & Defense – 1.4%
28,053	L3Harris Technologies, Inc.	$ 5,865,321

Banks – 10.4%
252,306	Bank of America Corp.	11,220,048
110,157	JPMorgan Chase & Co.	17,496,236
44,594	M&T Bank Corp.	6,537,926
130,471	Truist Financial Corp.	7,738,235

		42,992,445

Beverages – 1.9%
121,103	Coca-Cola Co. (The)	6,351,853
33,382	Coca-Cola Europacific Partners PLC (United Kingdom)	1,648,069

		7,999,922

Biotechnology – 0.8%
15,621	Amgen, Inc.	3,106,705

Capital Markets – 3.3%
6,864	BlackRock, Inc.	6,209,243
50,746	Morgan Stanley	4,811,736
24,654	Singapore Exchange Ltd. ADR (Singapore)	2,423,241

		13,444,220

Chemicals – 2.6%
16,801	Ecolab, Inc.	3,720,917
21,541	Linde PLC (United Kingdom)	6,853,054

		10,573,971

Commercial Services & Supplies – 1.7%
53,759	Republic Services, Inc.	7,110,165

Communications Equipment – 2.8%
167,422	Cisco Systems, Inc.	9,181,423
72,649	Juniper Networks, Inc.	2,261,563

		11,442,986

Construction & Engineering – 0.5%
91,519	Vinci SA ADR (France)	2,172,661

Consumer Finance – 1.0%
28,113	American Express Co.	4,281,610

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 0.6%
50,758	International Paper Co.	$ 2,310,504

Diversified Telecommunication Services – 2.1%
380,386	AT&T, Inc.	8,684,212

Electric Utilities – 3.0%
107,151	NextEra Energy, Inc.	9,298,564
49,917	Xcel Energy, Inc.	3,181,210

		12,479,774

Electrical Equipment – 2.1%
54,743	Eaton Corp. PLC	8,871,651

Electronic Equipment, Instruments & Components – 1.1%
30,286	TE Connectivity Ltd.	4,661,924

Equity Real Estate Investment Trusts (REITs) – 7.1%
23,001	Alexandria Real Estate Equities, Inc. REIT	4,601,810
10,310	American Tower Corp. REIT	2,706,169
29,088	AvalonBay Communities, Inc. REIT	6,948,251
18,294	Boston Properties, Inc. REIT	1,972,825
70,552	Duke Realty Corp. REIT	4,115,298
91,502	Healthpeak Properties, Inc. REIT	3,006,756
104,945	Hudson Pacific Properties, Inc. REIT	2,554,361
70,960	Ventas, Inc. REIT	3,329,443

		29,234,913

Food & Staples Retailing – 0.8%
22,458	Walmart, Inc.	3,158,269

Food Products – 3.5%
35,740	Archer-Daniels-Midland Co.	2,223,386
69,548	General Mills, Inc.	4,295,980
35,815	McCormick & Co., Inc.	3,073,643
81,814	Mondelez International, Inc., Class A	4,822,117

		14,415,126

Health Care Equipment & Supplies – 3.0%
84,229	Medtronic PLC	8,987,234
30,165	Zimmer Biomet Holdings, Inc.	3,607,734

		12,594,968

Health Care Providers & Services – 4.3%
82,021	CVS Health Corp.	7,304,790

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
23,135	UnitedHealth Group, Inc.	$ 10,277,030

		17,581,820
Hotels, Restaurants & Leisure – 3.2%
26,385	McDonald’s Corp.	6,453,771
23,650	Starbucks Corp.	2,592,986
35,011	Yum! Brands, Inc.	4,300,751

		13,347,508

Household Products – 3.7%
17,881	Clorox Co. (The)	2,911,921
33,747	Kimberly-Clark Corp.	4,397,572
54,604	Procter & Gamble Co. (The)	7,894,646

		15,204,139

Industrial Conglomerates – 1.5%
30,640	Honeywell International, Inc.	6,196,634

Insurance – 3.7%
31,950	Chubb Ltd.	5,734,066
29,877	Marsh & McLennan Cos., Inc.	4,900,426
81,862	MetLife, Inc.	4,802,025

		15,436,517

IT Services – 4.1%
14,038	Accenture PLC, Class A	5,017,181
49,051	Cognizant Technology Solutions Corp., Class A	3,824,997
33,109	Fidelity National Information Services, Inc.	3,459,890
40,966	International Business Machines Corp.	4,797,119

		17,099,187

Machinery – 2.7%
21,522	Cummins, Inc.	4,514,239
28,171	Illinois Tool Works, Inc.	6,539,898

		11,054,137

Media – 0.6%
48,060	New York Times Co. (The), Class A	2,282,850

Metals & Mining – 1.2%
81,487	Rio Tinto PLC ADR (Australia) (a)	5,108,420

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail – 1.0%
17,172	Target Corp.	$ 4,187,220

Multi-Utilities – 4.0%
59,100	Ameren Corp.	4,821,969
69,476	CMS Energy Corp.	4,088,663
58,302	National Grid PLC ADR (United Kingdom) (a)	3,852,013
30,292	Sempra Energy	3,631,102

		16,393,747

Oil, Gas & Consumable Fuels – 5.1%
101,506	Chevron Corp.	11,456,982
104,357	Devon Energy Corp.	4,389,256
18,729	Pioneer Natural Resources Co.	3,339,755
48,837	Royal Dutch Shell PLC, Class B ADR (Netherlands)	2,054,084

		21,240,077

Pharmaceuticals – 6.4%
128,488	Bristol-Myers Squibb Co.	6,890,812
35,366	Eli Lilly & Co.	8,772,183
68,108	Johnson & Johnson	10,620,080

		26,283,075

Road & Rail – 1.1%
18,707	Union Pacific Corp.	4,408,117

Semiconductors & Semiconductor Equipment – 3.7%
13,656	KLA Corp.	5,573,423
73,600	Marvell Technology, Inc.	5,238,112
22,585	Texas Instruments, Inc.	4,344,677

		15,156,212

Software – 0.7%
8,665	Microsoft Corp.	2,864,562

Specialty Retail – 1.3%
12,288	Advance Auto Parts, Inc.	2,712,207
6,565	Home Depot, Inc. (The)	2,630,005

		5,342,212

Technology Hardware, Storage & Peripherals – 0.5%
25,478	NetApp, Inc.	2,264,485

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 1.1%
26,472	American Water Works Co., Inc.	$ 4,462,385

TOTAL COMMON STOCKS (Cost $324,855,268)		$411,314,651

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
392,897	0.026%	$ 392,897
(Cost $392,897)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $325,248,165)		$411,707,548

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,108,484	0.026%	$ 7,108,484
(Cost $7,108,484)

TOTAL INVESTMENTS – 101.4% (Cost $332,356,649)		$418,816,032

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(5,944,585)

NET ASSETS – 100.0%		$412,871,447

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Aerospace & Defense – 2.5%
4,425	L3Harris Technologies, Inc.	$ 925,179

Airlines – 2.1%
18,359	United Airlines Holdings, Inc.*	775,851

Automobiles – 3.0%
18,905	General Motors Co.*	1,094,032

Banks – 11.1%
32,215	Bank of America Corp.	1,432,601
9,888	JPMorgan Chase & Co.	1,570,511
7,303	M&T Bank Corp.	1,070,693

		4,073,805

Beverages – 2.7%
18,533	Coca-Cola Co. (The)	972,056

Capital Markets – 5.6%
1,412	BlackRock, Inc.	1,277,309
10,040	Charles Schwab Corp. (The)	776,996

		2,054,305

Construction Materials – 2.2%
2,028	Martin Marietta Materials, Inc.	818,318

Containers & Packaging – 2.6%
10,013	Ball Corp.	935,715

Diversified Telecommunication Services – 2.3%
37,677	AT&T, Inc.	860,166

Electric Utilities – 3.7%
15,848	NextEra Energy, Inc.	1,375,289

Equity Real Estate Investment Trusts (REITs) – 6.1%
5,132	Alexandria Real Estate Equities, Inc. REIT	1,026,759
5,121	AvalonBay Communities, Inc. REIT	1,223,253

		2,250,012

Food Products – 2.4%
15,103	Mondelez International, Inc., Class A	890,171

Health Care Equipment & Supplies – 4.8%
24,371	Boston Scientific Corp.*	927,804

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
7,066	Zimmer Biomet Holdings, Inc.	$ 845,094

		1,772,898

Health Care Providers & Services – 3.6%
3,115	Humana, Inc.	1,307,397

Household Products – 4.2%
10,594	Procter & Gamble Co. (The)	1,531,680

Industrial Conglomerates – 3.6%
14,089	General Electric Co.	1,338,314

Insurance – 2.2%
4,457	Chubb Ltd.	799,898

Interactive Media & Services – 3.0%
387	Alphabet, Inc., Class A*	1,098,287

IT Services – 3.0%
14,065	Cognizant Technology Solutions Corp., Class A	1,096,789

Life Sciences Tools & Services – 2.5%
5,063	PerkinElmer, Inc.	922,276

Machinery – 2.9%
4,628	Illinois Tool Works, Inc.	1,074,390

Metals & Mining – 1.5%
15,185	Freeport-McMoRan, Inc.	563,060

Multi-Utilities – 2.6%
11,720	Ameren Corp.	956,235

Oil, Gas & Consumable Fuels – 4.7%
8,326	Chevron Corp.	939,756
18,489	Devon Energy Corp.	777,647

		1,717,403

Pharmaceuticals – 5.7%
17,288	Bristol-Myers Squibb Co.	927,155
4,712	Eli Lilly & Co.	1,168,765

		2,095,920

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 3.1%
4,867	Union Pacific Corp.	$ 1,146,860

Semiconductors & Semiconductor Equipment – 3.7%
18,872	Marvell Technology, Inc.	1,343,120

Software – 2.0%
6,197	Splunk, Inc.*	749,837

TOTAL COMMON STOCKS (Cost $32,881,992)		$36,539,263

Shares	Dividend Rate	Value

Investment Company – 0.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
180,215	0.026%	$ 180,215
(Cost $180,215)

TOTAL INVESTMENTS – 99.9% (Cost $33,062,207)		$36,719,478

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		42,995

NET ASSETS – 100.0%		$36,762,473

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Aerospace & Defense – 1.4%
33,087	L3Harris Technologies, Inc.	$ 6,917,830

Airlines – 1.1%
129,903	United Airlines Holdings, Inc.*	5,489,701

Automobiles – 1.3%
108,274	General Motors Co.*	6,265,816

Banks – 9.2%
335,258	Bank of America Corp.	14,908,923
120,129	JPMorgan Chase & Co.	19,080,089
45,860	M&T Bank Corp.	6,723,535
63,757	Truist Financial Corp.	3,781,428

		44,493,975

Beverages – 2.1%
96,525	Coca-Cola Co. (The)	5,062,736
22,040	Constellation Brands, Inc., Class A	4,966,273

		10,029,009

Biotechnology – 0.9%
3,235	Biogen, Inc.*	762,619
14,321	BioMarin Pharmaceutical, Inc.*	1,235,759
15,278	Neurocrine Biosciences, Inc.*	1,271,893
7,237	Seagen, Inc.*	1,157,920

		4,428,191

Capital Markets – 5.4%
10,310	BlackRock, Inc.	9,326,529
100,985	Charles Schwab Corp. (The)	7,815,229
94,290	Morgan Stanley	8,940,578

		26,082,336

Chemicals – 2.2%
23,944	Ashland Global Holdings, Inc.	2,420,020
15,472	Ecolab, Inc.	3,426,584
15,729	Linde PLC (United Kingdom)	5,004,024

		10,850,628

Commercial Services & Supplies – 0.7%
24,529	Waste Connections, Inc.	3,263,829

Communications Equipment – 2.0%
177,933	Cisco Systems, Inc.	9,757,846

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 1.4%
16,386	Martin Marietta Materials, Inc.	$ 6,611,915

Consumer Finance – 0.5%
16,199	American Express Co.	2,467,108

Containers & Packaging – 1.2%
63,101	Ball Corp.	5,896,788

Diversified Financial Services – 1.0%
18,410	Berkshire Hathaway, Inc., Class B*	5,093,863

Diversified Telecommunication Services – 1.8%
392,800	AT&T, Inc.	8,967,624

Electric Utilities – 2.9%
110,202	NextEra Energy, Inc.	9,563,330
72,384	Xcel Energy, Inc.	4,613,032

		14,176,362

Electrical Equipment – 1.1%
32,569	Eaton Corp. PLC	5,278,132

Entertainment – 0.8%
27,543	Walt Disney Co. (The)*	3,990,981

Equity Real Estate Investment Trusts (REITs) – 4.6%
22,265	Alexandria Real Estate Equities, Inc. REIT	4,454,559
24,455	AvalonBay Communities, Inc. REIT	5,841,566
31,561	Boston Properties, Inc. REIT	3,403,538
30,655	Prologis, Inc. REIT	4,621,241
12,215	Public Storage REIT	3,998,947

		22,319,851

Food & Staples Retailing – 0.7%
25,000	Walmart, Inc.	3,515,750

Food Products – 3.1%
38,840	Archer-Daniels-Midland Co.	2,416,237
66,704	General Mills, Inc.	4,120,306
40,951	Lamb Weston Holdings, Inc.	2,126,176
108,911	Mondelez International, Inc., Class A	6,419,214

		15,081,933

Gas Utilities – 0.5%
25,588	Atmos Energy Corp.	2,311,108

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 3.7%
157,851	Boston Scientific Corp.*	$ 6,009,388
60,432	Medtronic PLC	6,448,094
44,875	Zimmer Biomet Holdings, Inc.	5,367,050

		17,824,532

Health Care Providers & Services – 3.0%
84,620	CVS Health Corp.	7,536,257
11,088	Guardant Health, Inc.*	1,165,570
14,270	Humana, Inc.	5,989,262

		14,691,089

Hotels, Restaurants & Leisure – 1.4%
27,828	McDonald’s Corp.	6,806,729

Household Products – 3.0%
99,942	Procter & Gamble Co. (The)	14,449,614

Industrial Conglomerates – 2.1%
87,476	General Electric Co.	8,309,345
9,424	Honeywell International, Inc.	1,905,910

		10,215,255

Insurance – 4.4%
37,328	Chubb Ltd.	6,699,256
41,214	Globe Life, Inc.	3,566,660
98,046	MetLife, Inc.	5,751,378
57,634	Progressive Corp. (The)	5,356,504

		21,373,798

Interactive Media & Services – 1.5%
2,653	Alphabet, Inc., Class A*	7,529,081

IT Services – 3.8%
66,803	Cognizant Technology Solutions Corp., Class A	5,209,298
51,564	Fidelity National Information Services, Inc.	5,388,438
64,680	International Business Machines Corp.	7,574,028
12,936	Kyndryl Holdings, Inc.*	204,389

		18,376,153

Life Sciences Tools & Services – 3.2%
67,444	Avantor, Inc.*	2,662,689
29,698	PerkinElmer, Inc.	5,409,788

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
11,792	Thermo Fisher Scientific, Inc.	$ 7,462,331

		15,534,808

Machinery – 1.0%
20,693	Illinois Tool Works, Inc.	4,803,880

Media – 0.8%
80,550	New York Times Co. (The), Class A	3,826,125

Metals & Mining – 0.6%
80,213	Freeport-McMoRan, Inc.	2,974,298

Multiline Retail – 1.3%
25,352	Target Corp.	6,181,832

Multi-Utilities – 1.5%
50,118	Ameren Corp.	4,089,127
58,421	CMS Energy Corp.	3,438,076

		7,527,203

Oil, Gas & Consumable Fuels – 5.3%
91,899	Chevron Corp.	10,372,640
103,192	ConocoPhillips	7,236,855
127,980	Devon Energy Corp.	5,382,839
37,549	Hess Corp.	2,798,151

		25,790,485

Pharmaceuticals – 5.9%
73,757	AstraZeneca PLC ADR (United Kingdom)	4,044,096
141,377	Bristol-Myers Squibb Co.	7,582,049
19,900	Eli Lilly & Co.	4,935,996
78,815	Johnson & Johnson	12,289,623

		28,851,764

Road & Rail – 2.9%
21,207	Norfolk Southern Corp.	5,625,581
35,078	Union Pacific Corp.	8,265,780

		13,891,361

Semiconductors & Semiconductor Equipment – 4.0%
10,444	KLA Corp.	4,262,510
94,568	Marvell Technology, Inc.	6,730,405
30,131	Texas Instruments, Inc.	5,796,300

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
22,760	Wolfspeed, Inc.*	$ 2,790,831

		19,580,046

Software – 2.5%
27,750	salesforce.com, Inc.*	7,907,640
34,268	Splunk, Inc.*	4,146,428

		12,054,068

Specialty Retail – 1.6%
11,975	O’Reilly Automotive, Inc.*	7,641,966

TOTAL COMMON STOCKS (Cost $384,950,557)		$483,214,663

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,950,965	0.026%	$ 1,950,965
(Cost $1,950,965)

TOTAL INVESTMENTS – 99.8% (Cost $386,901,522)		$485,165,628

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,019,276

NET ASSETS – 100.0%		$486,184,904

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Aerospace & Defense – 1.7%
29,622	L3Harris Technologies, Inc.	$ 6,193,368
25,193	TransDigm Group, Inc.*	14,562,813

		20,756,181

Airlines – 1.6%
466,609	United Airlines Holdings, Inc.*	19,718,896

Auto Components – 1.3%
98,753	Aptiv PLC*	15,835,044

Banks – 7.6%
263,589	Citizens Financial Group, Inc.	12,459,852
274,448	East West Bancorp, Inc.	21,132,496
141,963	M&T Bank Corp.	20,813,196
146,504	Pinnacle Financial Partners, Inc.	13,977,947
29,938	Signature Bank	9,050,257
24,286	SVB Financial Group*	16,813,926

		94,247,674

Beverages – 1.6%
227,227	Coca-Cola Europacific Partners PLC (United Kingdom)	11,218,197
37,442	Constellation Brands, Inc., Class A	8,436,806

		19,655,003

Biotechnology – 1.0%
25,233	Alnylam Pharmaceuticals, Inc.*	4,637,825
11,977	Argenx SE ADR (Netherlands)*	3,344,098
50,867	Neurocrine Biosciences, Inc.*	4,234,678

		12,216,601

Building Products – 1.8%
87,381	Allegion PLC	10,803,787
64,074	Trane Technologies PLC	11,959,412

		22,763,199

Capital Markets – 2.6%
184,955	Carlyle Group, Inc. (The)	10,115,189
118,672	Raymond James Financial, Inc.	11,664,271
111,758	State Street Corp.	9,943,109

		31,722,569

Chemicals – 2.6%
205,686	Ashland Global Holdings, Inc.	20,788,684

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
74,867	PPG Industries, Inc.	$ 11,542,245

		32,330,929

Communications Equipment – 2.6%
84,609	Motorola Solutions, Inc.	21,421,307
687,835	Viavi Solutions, Inc.*	10,186,836

		31,608,143

Construction Materials – 1.3%
39,497	Martin Marietta Materials, Inc.	15,937,435

Containers & Packaging – 1.9%
246,876	Ball Corp.	23,070,562

Electric Utilities – 1.5%
286,872	Xcel Energy, Inc.	18,282,353

Electrical Equipment – 2.7%
144,710	AMETEK, Inc.	19,752,915
38,952	Rockwell Automation, Inc.	13,095,662

		32,848,577

Electronic Equipment, Instruments & Components – 1.8%
80,624	Keysight Technologies, Inc.*	15,679,756
209,050	Vontier Corp.	6,587,165

		22,266,921

Entertainment – 1.4%
164,743	Live Nation Entertainment, Inc.*	17,569,841

Equity Real Estate Investment Trusts (REITs) – 10.5%
73,383	Alexandria Real Estate Equities, Inc. REIT	14,681,737
53,246	AvalonBay Communities, Inc. REIT	12,718,872
56,600	Camden Property Trust REIT	9,350,886
120,801	CubeSmart REIT	6,513,590
234,491	Duke Realty Corp. REIT	13,677,860
117,392	Equity LifeStyle Properties, Inc. REIT	9,543,970
26,644	Essex Property Trust, Inc. REIT	9,044,039
213,154	Healthpeak Properties, Inc. REIT	7,004,240
164,196	Highwoods Properties, Inc. REIT	7,093,267
229,346	Invitation Homes, Inc. REIT	9,274,752
90,045	Kilroy Realty Corp. REIT	5,810,604
142,567	Ryman Hospitality Properties, Inc. REIT*	11,034,686
293,070	VICI Properties, Inc. REIT	7,971,504

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
73,283	Welltower, Inc. REIT	$ 5,834,793

		129,554,800

Food & Staples Retailing – 0.6%
197,953	Performance Food Group Co.*	7,979,485

Food Products – 2.0%
114,739	Lamb Weston Holdings, Inc.	5,957,249
73,787	McCormick & Co., Inc.	6,332,400
510,715	Nomad Foods Ltd. (United Kingdom)*	12,200,982

		24,490,631

Gas Utilities – 0.7%
94,473	Atmos Energy Corp.	8,532,801

Health Care Equipment & Supplies – 1.6%
26,900	Cooper Cos., Inc. (The)	10,127,043
81,393	Zimmer Biomet Holdings, Inc.	9,734,603

		19,861,646

Health Care Providers & Services – 2.7%
74,283	AmerisourceBergen Corp.	8,598,257
131,872	Centene Corp.*	9,416,980
56,679	Guardant Health, Inc.*	5,958,096
67,144	Quest Diagnostics, Inc.	9,982,970

		33,956,303

Hotels, Restaurants & Leisure – 3.4%
90,920	Expedia Group, Inc.*	14,646,303
163,930	Royal Caribbean Cruises Ltd.*	11,445,592
95,489	Wyndham Hotels & Resorts, Inc.	7,589,466
64,686	Yum! Brands, Inc.	7,946,028

		41,627,389

Household Durables – 0.6%
74,100	Lennar Corp., Class A	7,784,205

Independent Power and Renewable Electricity Producers – 0.9%
503,808	AES Corp. (The)	11,779,031

Insurance – 6.5%
8,916	Alleghany Corp.*	5,767,582
48,643	American Financial Group, Inc.	6,499,191
337,146	Arch Capital Group Ltd.*	13,613,956

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
66,989	Arthur J Gallagher & Co.	$ 10,912,508
113,217	Athene Holding Ltd., Class A*	9,274,737
118,363	Globe Life, Inc.	10,243,134
6,083	Markel Corp.*	7,268,090
162,666	Principal Financial Group, Inc.	11,155,634
158,388	Ryan Specialty Group Holdings, Inc., Class A*	6,061,509

		80,796,341

Interactive Media & Services – 0.8%
219,578	Twitter, Inc.*	9,648,257

IT Services – 0.1%
56,472	Thoughtworks Holding, Inc.*	1,648,982

Life Sciences Tools & Services – 1.4%
94,923	PerkinElmer, Inc.	17,291,174

Machinery – 5.3%
79,514	Cummins, Inc.	16,678,061
225,340	Fortive Corp.	16,645,866
40,292	IDEX Corp.	9,049,180
141,543	ITT, Inc.	13,387,137
98,922	Woodward, Inc.	10,465,948

		66,226,192

Media – 1.6%
500,998	Discovery, Inc., Class C*	11,377,665
51,725	Liberty Broadband Corp., Class C*	8,009,616

		19,387,281

Metals & Mining – 0.9%
304,359	Freeport-McMoRan, Inc.	11,285,632

Multi-Utilities – 3.9%
171,682	Ameren Corp.	14,007,534
237,441	CMS Energy Corp.	13,973,403
172,228	Public Service Enterprise Group, Inc.	10,762,528
116,097	WEC Energy Group, Inc.	10,092,312

		48,835,777

Oil, Gas & Consumable Fuels – 4.2%
391,018	Devon Energy Corp.	16,446,217
89,555	Diamondback Energy, Inc.	9,558,205

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
185,925	Hess Corp.	$ 13,855,131
68,724	Pioneer Natural Resources Co.	12,254,864

		52,114,417

Pharmaceuticals – 1.2%
119,525	Catalent, Inc.*	15,378,087

Professional Services – 0.7%
99,395	Booz Allen Hamilton Holding Corp.	8,343,216

Road & Rail – 1.8%
40,858	Old Dominion Freight Line, Inc.	14,511,536
24,979	Saia, Inc.*	8,272,545

		22,784,081

Semiconductors & Semiconductor Equipment – 4.7%
418,777	Marvell Technology, Inc.	29,804,359
56,036	MKS Instruments, Inc.	8,526,438
315,110	ON Semiconductor Corp.*	19,357,207

		57,688,004

Software – 1.2%
49,275	Cadence Design Systems, Inc.*	8,744,342
55,380	Splunk, Inc.*	6,700,980

		15,445,322

Specialty Retail – 3.6%
90,945	Advance Auto Parts, Inc.	20,073,381
76,201	Bath & Body Works, Inc.	5,724,981
35,707	Burlington Stores, Inc.*	10,466,793
14,920	RH*	8,701,046

		44,966,201

Textiles, Apparel & Luxury Goods – 0.9%
184,738	Capri Holdings Ltd.*	10,940,184

Trading Companies & Distributors – 1.2%
245,969	Fastenal Co.	14,553,986

Water Utilities – 0.8%
61,865	American Water Works Co., Inc.	10,428,583

TOTAL COMMON STOCKS (Cost $916,955,654)		$1,224,157,936

Shares	Dividend Rate	Value

Investment Company – 1.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,202,490	0.026%	$ 12,202,490
(Cost $12,202,490)

TOTAL INVESTMENTS – 99.8% (Cost $929,158,144)		$1,236,360,426

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,067,537

NET ASSETS – 100.0%		$1,238,427,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 0.6%
619,912	AAR Corp.*	$ 20,246,326
220,573	Ducommun, Inc.*	9,376,558

		29,622,884

Air Freight & Logistics – 0.1%
66,860	Atlas Air Worldwide Holdings, Inc.*	5,857,605

Airlines – 0.3%
78,395	Allegiant Travel Co.*	13,579,582

Auto Components – 1.2%
457,602	Adient PLC*	19,425,205
1,832,089	Goodyear Tire & Rubber Co. (The)*	36,843,310

		56,268,515

Automobiles – 0.0%
155,408	Workhorse Group, Inc.*(a)	907,583

Banks – 16.7%
285,690	Amalgamated Financial Corp.	4,833,875
554,407	Ameris Bancorp	26,982,989
529,308	Associated Banc-Corp.	11,591,845
803,855	Atlantic Union Bankshares Corp.	26,133,326
590,201	Banner Corp.	33,806,713
177,664	Berkshire Hills Bancorp, Inc.	4,745,406
1,262,522	Brookline Bancorp, Inc.	19,480,715
1,070,917	Cadence Bank	31,292,195
569,026	Columbia Banking System, Inc.	18,698,194
395,863	Community Bank System, Inc.	27,971,680
757,557	ConnectOne Bancorp, Inc.	24,620,603
1,514,906	CVB Financial Corp.	28,949,854
1,367,639	Eastern Bankshares, Inc.	27,530,573
569,679	FB Financial Corp.	24,439,229
389,195	First Financial Bankshares, Inc.	19,428,614
710,990	First Merchants Corp.	28,361,391
158,413	First of Long Island Corp. (The)	3,318,752
356,189	German American Bancorp, Inc.	13,937,676
463,420	Glacier Bancorp, Inc.	25,163,706
816,795	Hancock Whitney Corp.	39,026,465
541,652	Heritage Financial Corp.	12,690,906
1,123,192	Home BancShares, Inc.	26,877,985
371,352	Independent Bank Corp.	29,359,089
430,905	Lakeland Financial Corp.	30,430,511
1,088,004	OceanFirst Financial Corp.	22,423,762

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
696,155	Pacific Premier Bancorp, Inc.	$ 26,976,006
622,329	PacWest Bancorp	27,843,000
218,837	Pinnacle Financial Partners, Inc.	20,879,238
781,206	Renasant Corp.	28,459,335
337,567	SouthState Corp.	26,377,485
607,616	Towne Bank	18,586,973
502,971	TriCo Bancshares	21,205,257
984,731	United Community Banks, Inc.	33,746,731

		766,170,079

Beverages – 0.8%
2,176,518	Primo Water Corp.	36,173,729

Biotechnology – 2.7%
152,197	2seventy bio, Inc.*	4,008,869
335,653	Agios Pharmaceuticals, Inc.*	11,955,960
461,006	Alkermes PLC*	10,105,252
346,160	Allogene Therapeutics, Inc.*	6,400,498
309,503	Arena Pharmaceuticals, Inc.*	16,864,818
456,590	Bluebird Bio, Inc.*	4,616,125
62,233	Blueprint Medicines Corp.*	5,986,815
181,815	Cytokinetics, Inc.*	7,152,602
673,598	Inovio Pharmaceuticals, Inc.*(a)	4,876,849
440,831	Invitae Corp.*	7,494,127
1,039,136	Ironwood Pharmaceuticals, Inc.*	11,524,018
340,743	Mersana Therapeutics, Inc.*	2,296,608
546,970	Myriad Genetics, Inc.*	14,144,644
320,911	REVOLUTION Medicines, Inc.*	8,876,398
198,978	Turning Point Therapeutics, Inc.*	7,573,103

		123,876,686

Building Products – 1.6%
371,081	Griffon Corp.	9,763,141
1,357,171	Resideo Technologies, Inc.*	35,408,592
831,665	Zurn Water Solutions Corp.	29,149,858

		74,321,591

Capital Markets – 1.1%
107,344	Houlihan Lokey, Inc.	11,651,118
697,908	P10, Inc., Class A*	9,610,193
176,151	PJT Partners, Inc., Class A	13,401,568
236,894	Stifel Financial Corp.	16,821,843

		51,484,722

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 2.4%
508,934	Amyris, Inc.*	$ 3,491,287
1,179,456	Avient Corp.	64,881,875
180,292	HB Fuller Co.	13,190,163
107,503	Kraton Corp.*	4,951,588
1,077,174	Tronox Holdings PLC, Class A	23,687,056

		110,201,969

Commercial Services & Supplies – 0.8%
248,352	Brady Corp., Class A	12,479,688
689,962	Deluxe Corp.	23,348,314

		35,828,002

Communications Equipment – 0.6%
1,907,718	Viavi Solutions, Inc.*	28,253,304

Construction & Engineering – 1.6%
437,693	Arcosa, Inc.	22,396,750
290,233	Dycom Industries, Inc.*	27,130,981
657,710	WillScot Mobile Mini Holdings Corp.*	25,052,174

		74,579,905

Construction Materials – 0.5%
659,196	Summit Materials, Inc., Class A*	24,588,011

Consumer Finance – 0.7%
148,475	FirstCash, Inc.	9,478,644
443,613	Green Dot Corp., Class A*	15,925,707
215,543	Oportun Financial Corp.*	4,627,708

		30,032,059

Diversified Financial Services – 0.1%
143,684	Alerus Financial Corp.	4,324,888

Diversified Telecommunication Services – 0.5%
638,895	Iridium Communications, Inc.*	24,565,513

Electric Utilities – 2.0%
505,900	ALLETE, Inc.	29,660,917
320,743	IDACORP, Inc.	33,556,133
406,635	MGE Energy, Inc.	29,517,634

		92,734,684

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.1%
328,107	Array Technologies, Inc.*	$ 5,910,848

Electronic Equipment, Instruments & Components – 1.6%
450,739	CTS Corp.	15,703,747
280,277	FARO Technologies, Inc.*	19,468,040
948,277	Knowles Corp.*	20,596,577
1,326,673	TTM Technologies, Inc.*	18,281,554

		74,049,918

Energy Equipment & Services – 1.1%
416,507	Cactus, Inc., Class A	15,202,505
1,253,222	ChampionX Corp.*	25,578,261
623,520	Liberty Oilfield Services, Inc., Class A*	5,736,384
1,642,658	NexTier Oilfield Solutions, Inc.*	5,913,569

		52,430,719

Equity Real Estate Investment Trusts (REITs) – 10.3%
1,341,187	Acadia Realty Trust REIT	27,078,566
4,595,468	DigitalBridge Group, Inc. REIT*	36,579,925
49,284	EastGroup Properties, Inc. REIT	10,039,151
1,416,899	Healthcare Realty Trust, Inc. REIT	44,377,277
755,812	Highwoods Properties, Inc. REIT	32,651,078
1,582,960	Hudson Pacific Properties, Inc. REIT	38,529,246
364,270	National Health Investors, Inc. REIT	19,029,465
1,971,937	Pebblebrook Hotel Trust REIT	41,312,080
2,677,313	RLJ Lodging Trust REIT	33,707,371
410,967	Ryman Hospitality Properties, Inc. REIT*	31,808,846
2,156,036	Sabra Health Care REIT, Inc. REIT	27,877,545
2,138,534	SITE Centers Corp. REIT	32,206,322
1,010,132	STAG Industrial, Inc. REIT	44,021,553
726,529	Terreno Realty Corp. REIT	55,325,183

		474,543,608

Food & Staples Retailing – 0.8%
211,015	BJ’s Wholesale Club Holdings, Inc.*	13,958,642
52,153	Performance Food Group Co.*	2,102,287
420,359	United Natural Foods, Inc.*	20,900,250

		36,961,179

Food Products – 1.2%
1,437,889	Hostess Brands, Inc.*	24,429,734
453,393	Simply Good Foods Co. (The)*	16,761,939
221,825	Sovos Brands, Inc.*	3,422,760

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
715,131	Utz Brands, Inc.	$ 10,090,498

		54,704,931

Gas Utilities – 1.2%
187,309	Chesapeake Utilities Corp.	23,855,674
518,476	ONE Gas, Inc.	33,617,984

		57,473,658

Health Care Equipment & Supplies – 2.5%
662,203	Avanos Medical, Inc.*	19,978,664
236,767	CONMED Corp.	31,125,390
214,342	LivaNova PLC*	17,181,655
397,060	Merit Medical Systems, Inc.*	24,959,191
418,979	NuVasive, Inc.*	20,136,131

		113,381,031

Health Care Providers & Services – 2.8%
457,386	Acadia Healthcare Co., Inc.*	25,691,372
171,869	AMN Healthcare Services, Inc.*	19,594,785
664,263	Option Care Health, Inc.*	16,812,496
549,071	Owens & Minor, Inc.	21,962,840
602,036	Tenet Healthcare Corp.*	43,870,363

		127,931,856

Health Care Technology – 0.5%
1,333,442	Allscripts Healthcare Solutions, Inc.*	22,175,140

Hotels, Restaurants & Leisure – 1.3%
273,819	Boyd Gaming Corp.*	16,048,532
477,108	SeaWorld Entertainment, Inc.*	28,144,601
323,832	Travel + Leisure Co.	15,939,011

		60,132,144

Household Durables – 2.0%
471,086	Century Communities, Inc.	33,480,082
160,339	Installed Building Products, Inc.	20,698,162
304,891	Meritage Homes Corp.*	34,409,998
182,849	Tupperware Brands Corp.*	2,859,758

		91,448,000

Independent Power and Renewable Electricity Producers – 0.4%
222,472	NextEra Energy Partners LP	18,921,244

Shares	Description	Value

Common Stocks – (continued)
Insurance – 2.7%
180,089	AMERISAFE, Inc.	$ 9,560,925
329,972	BRP Group, Inc., Class A*	12,222,163
1,308,739	CNO Financial Group, Inc.	29,656,026
99,522	Enstar Group Ltd.*	22,203,358
81,217	Primerica, Inc.	11,951,082
122,078	RLI Corp.	12,547,177
347,647	Selective Insurance Group, Inc.	26,261,254

		124,401,985

IT Services – 0.6%
591,745	LiveRamp Holdings, Inc.*	27,770,593

Leisure Products – 0.6%
956,316	Callaway Golf Co.*	25,782,279

Life Sciences Tools & Services – 0.3%
532,728	Pacific Biosciences of California, Inc.*	12,364,617

Machinery – 5.6%
379,857	Astec Industries, Inc.	23,809,437
169,966	Chart Industries, Inc.*	29,667,565
697,033	Colfax Corp.*	32,370,212
658,883	Columbus McKinnon Corp.	29,267,583
217,526	EnPro Industries, Inc.	22,187,652
214,777	ESCO Technologies, Inc.	17,555,872
713,011	Federal Signal Corp.	30,253,057
911,125	Kennametal, Inc.	32,226,491
246,928	SPX FLOW, Inc.	20,620,957
456,568	Terex Corp.	19,349,352

		257,308,178

Media – 2.4%
1,330,736	Entravision Communications Corp., Class A	9,887,369
969,419	Gray Television, Inc.	19,989,420
710,697	iHeartMedia, Inc., Class A*	13,936,768
563,631	John Wiley & Sons, Inc., Class A	29,297,539
164,439	Nexstar Media Group, Inc., Class A	24,583,631
663,919	TEGNA, Inc.	13,112,400

		110,807,127

Metals & Mining – 1.4%
110,002	Alcoa Corp.	5,118,393
627,387	Allegheny Technologies, Inc.*	8,933,991
246,958	Arconic Corp.*	6,598,718

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
1,312,275	Coeur Mining, Inc.*	$ 7,348,740
503,218	Commercial Metals Co.	15,549,436
1,231,417	Constellium SE*	21,635,997

		65,185,275

Mortgage Real Estate Investment Trusts (REITs) – 1.7%
1,096,990	KKR Real Estate Finance Trust, Inc. REIT	22,630,904
2,023,143	PennyMac Mortgage Investment Trust REIT	35,141,994
3,184,323	Two Harbors Investment Corp. REIT	18,723,819

		76,496,717

Multiline Retail – 0.9%
196	Big Lots, Inc.	8,502
15,804	Dillard’s, Inc., Class A	4,328,716
1,327,245	Macy’s, Inc.	37,826,483

		42,163,701

Oil, Gas & Consumable Fuels – 5.4%
1,569,976	Antero Resources Corp.*	27,568,779
852,993	Brigham Minerals, Inc., Class A	17,708,135
3,584,129	Centennial Resource Development, Inc., Class A*	22,329,124
406,397	HollyFrontier Corp.	13,134,751
1,254,728	Magnolia Oil & Gas Corp., Class A	23,802,190
115,540	Oasis Petroleum, Inc.	13,853,246
1,188,369	Ovintiv, Inc.	41,307,706
234,972	PDC Energy, Inc.	11,849,638
787,170	Range Resources Corp.*	15,397,045
236,713	Renewable Energy Group, Inc.*	11,310,147
856,294	SM Energy Co.	24,832,526
1,071,083	Viper Energy Partners LP	23,092,549

		246,185,836

Pharmaceuticals – 0.1%
140,156	Intra-Cellular Therapies, Inc.*	5,673,515

Professional Services – 2.9%
284,217	ASGN, Inc.*	34,583,525
1,076,883	First Advantage Corp.*	18,673,151
205,687	ICF International, Inc.	19,898,160
1,066,678	KBR, Inc.	46,933,832
194,518	ManTech International Corp., Class A	13,217,498

		133,306,166

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – 0.5%
1,030,366	Kennedy-Wilson Holdings, Inc.	$ 22,348,638

Road & Rail – 2.1%
266,380	ArcBest Corp.	27,458,450
133,457	Avis Budget Group, Inc.*	36,645,958
97,218	Saia, Inc.*	32,196,657

		96,301,065

Semiconductors & Semiconductor Equipment – 2.1%
629,928	Cohu, Inc.*	20,768,726
436,648	MACOM Technology Solutions Holdings, Inc.*	31,399,358
447,575	Onto Innovation, Inc.*	42,143,662

		94,311,746

Software – 1.0%
468,154	Bottomline Technologies DE, Inc.*	20,992,025
150,209	Cerence, Inc.*	11,292,713
194,927	InterDigital, Inc.	13,237,493

		45,522,231

Specialty Retail – 2.7%
154,835	Abercrombie & Fitch Co., Class A*	5,574,060
498,817	Academy Sports & Outdoors, Inc.*	22,257,214
215,212	Citi Trends, Inc.*	18,249,978
146,115	Group 1 Automotive, Inc.	28,455,896
466,276	Rent-A-Center, Inc.	20,595,411
290,479	Signet Jewelers Ltd.	28,217,130

		123,349,689

Textiles, Apparel & Luxury Goods – 0.8%
179,137	Capri Holdings Ltd.*	10,608,493
165,387	Crocs, Inc.*	27,126,776
1,326	Deckers Outdoor Corp.*	537,560

		38,272,829

Thrifts & Mortgage Finance – 2.6%
2,103,936	MGIC Investment Corp.	29,665,497
782,167	NMI Holdings, Inc., Class A*	15,330,473
263,156	Walker & Dunlop, Inc.	37,023,418
1,106,712	Washington Federal, Inc.	35,957,073

		117,976,461

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 1.9%
480,112	Beacon Roofing Supply, Inc.*	$ 23,962,390
65,179	Herc Holdings, Inc.	11,109,761
407,811	WESCO International, Inc.*	50,621,579

		85,693,730

Water Utilities – 0.4%
242,233	SJW Group	16,314,393

Wireless Telecommunication Services – 0.4%
1,162,093	Telephone and Data Systems, Inc.	20,545,804

TOTAL COMMON STOCKS (Cost $3,492,300,988)		$4,561,518,162

Shares	Dividend Rate	Value

Investment Company – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
34,632,614	0.026%	$ 34,632,614
(Cost $34,632,614)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,526,933,602)		$4,596,150,776

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,545,416	0.026%	$ 5,545,416
(Cost $5,545,416)

TOTAL INVESTMENTS – 100.1% (Cost $3,532,479,018)		$4,601,696,192

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(2,962,059)

NET ASSETS – 100.0%		$4,598,734,133

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 0.5%
22,283	AAR Corp.*	$ 727,763
6,421	Textron, Inc.	454,607

		1,182,370

Air Freight & Logistics – 0.4%
9,177	GXO Logistics, Inc.*	881,451

Airlines – 0.6%
6,380	Allegiant Travel Co.*	1,105,144
8,419	SkyWest, Inc.*	329,772

		1,434,916

Auto Components – 1.0%
20,419	Adient PLC*	866,787
67,685	Goodyear Tire & Rubber Co. (The)*	1,361,145

		2,227,932

Banks – 10.9%
26,830	Associated Banc-Corp.	587,577
16,979	BOK Financial Corp.	1,752,403
27,658	Cadence Bank	808,167
21,259	Columbia Banking System, Inc.	698,571
23,775	Commerce Bancshares, Inc.	1,659,495
12,935	Cullen/Frost Bankers, Inc.	1,628,387
27,940	East West Bancorp, Inc.	2,151,380
24,856	First Financial Bankshares, Inc.	1,240,812
25,261	Glacier Bancorp, Inc.	1,371,672
36,295	Hancock Whitney Corp.	1,734,175
41,461	PacWest Bancorp	1,854,965
20,097	Pinnacle Financial Partners, Inc.	1,917,455
22,851	Prosperity Bancshares, Inc.	1,628,819
7,483	Signature Bank	2,262,111
11,915	SouthState Corp.	931,038
35,351	Synovus Financial Corp.	1,601,047
18,667	Wintrust Financial Corp.	1,633,922

		25,461,996

Beverages – 0.7%
94,565	Primo Water Corp.	1,571,670

Biotechnology – 0.5%
10,227	Agios Pharmaceuticals, Inc.*	364,286
20,463	Alkermes PLC*	448,549

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
7,853	Arena Pharmaceuticals, Inc.*	$ 427,910

		1,240,745

Building Products – 1.7%
8,724	Armstrong World Industries, Inc.	924,482
3,039	AZEK Co., Inc. (The)*	119,190
58,843	Resideo Technologies, Inc.*	1,535,214
40,598	Zurn Water Solutions Corp.	1,422,960

		4,001,846

Capital Markets – 2.6%
7,415	Cboe Global Markets, Inc.	956,090
4,600	Hamilton Lane, Inc., Class A	486,542
5,251	Houlihan Lokey, Inc.	569,944
38,335	Jefferies Financial Group, Inc.	1,440,629
7,880	LPL Financial Holdings, Inc.	1,241,967
19,321	Stifel Financial Corp.	1,371,984

		6,067,156

Chemicals – 4.3%
14,917	Ashland Global Holdings, Inc.	1,507,661
49,508	Avient Corp.	2,723,435
30,264	CF Industries Holdings, Inc.	1,833,696
76,545	Element Solutions, Inc.	1,750,584
41,760	Tronox Holdings PLC, Class A	918,302
14,365	Westlake Chemical Corp.	1,334,796

		10,068,474

Commercial Services & Supplies – 0.5%
33,158	GFL Environmental, Inc. (Canada)	1,279,899

Communications Equipment – 1.3%
35,276	Ciena Corp.*	2,124,674
62,182	Viavi Solutions, Inc.*	920,915

		3,045,589

Construction & Engineering – 3.7%
37,802	AECOM*	2,606,070
20,689	MasTec, Inc.*	1,906,905
25,228	Quanta Services, Inc.	2,870,442
30,445	WillScot Mobile Mini Holdings Corp.*	1,159,650

		8,543,067

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 0.5%
22,107	Summit Materials, Inc., Class A*	$ 824,591
2,342	Vulcan Materials Co.	448,821

		1,273,412

Consumer Finance – 0.9%
3,717	FirstCash, Inc.	237,293
15,784	Green Dot Corp., Class A*	566,646
24,274	OneMain Holdings, Inc.	1,208,602

		2,012,541

Containers & Packaging – 2.0%
1,131	Avery Dennison Corp.	231,934
25,998	Berry Global Group, Inc.*	1,795,162
24,670	Crown Holdings, Inc.	2,610,086

		4,637,182

Diversified Financial Services – 0.5%
18,511	Voya Financial, Inc.	1,150,273

Electric Utilities – 2.0%
20,674	ALLETE, Inc.	1,212,117
28,577	Alliant Energy Corp.	1,565,734
17,770	IDACORP, Inc.	1,859,097

		4,636,948

Electrical Equipment – 2.1%
9,520	Hubbell, Inc.	1,863,064
19,054	Regal Rexnord Corp.	3,012,437

		4,875,501

Electronic Equipment, Instruments & Components – 1.4%
5,852	Littelfuse, Inc.	1,746,705
39,282	National Instruments Corp.	1,630,989

		3,377,694

Entertainment – 0.9%
17,568	Liberty Media Corp.-Liberty Formula One, Class C*	1,070,243
9,680	Live Nation Entertainment, Inc.*	1,032,372

		2,102,615

Equity Real Estate Investment Trusts (REITs) – 11.2%
80,596	Americold Realty Trust REIT	2,630,654
14,414	Camden Property Trust REIT	2,381,337

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
36,460	CubeSmart REIT	$ 1,965,923
190,089	DigitalBridge Group, Inc. REIT*	1,513,109
5,963	EastGroup Properties, Inc. REIT	1,214,663
21,237	Equity LifeStyle Properties, Inc. REIT	1,726,568
50,342	Healthcare Realty Trust, Inc. REIT	1,576,711
40,974	Highwoods Properties, Inc. REIT	1,770,077
79,747	Hudson Pacific Properties, Inc. REIT	1,941,042
16,030	MGM Growth Properties LLC, Class A REIT	586,858
124,625	Park Hotels & Resorts, Inc. REIT*	2,073,760
40,858	Regency Centers Corp. REIT	2,833,094
78,504	RLJ Lodging Trust REIT	988,365
16,752	Ryman Hospitality Properties, Inc. REIT*	1,296,605
21,633	Terreno Realty Corp. REIT	1,647,353

		26,146,119

Food & Staples Retailing – 1.0%
14,327	BJ’s Wholesale Club Holdings, Inc.*	947,731
7,701	Performance Food Group Co.*	310,427
20,609	United Natural Foods, Inc.*	1,024,680

		2,282,838

Food Products – 1.2%
12,131	Darling Ingredients, Inc.*	819,085
72,576	Hostess Brands, Inc.*	1,233,066
5,559	Lamb Weston Holdings, Inc.	288,623
34,950	Utz Brands, Inc.	493,145

		2,833,919

Gas Utilities – 0.5%
19,706	ONE Gas, Inc.	1,277,737

Health Care Equipment & Supplies – 1.1%
10,792	CONMED Corp.	1,418,716
17,930	Integra LifeSciences Holdings Corp.*	1,146,624

		2,565,340

Health Care Providers & Services – 2.1%
30,947	Acadia Healthcare Co., Inc.*	1,738,293
6,181	Molina Healthcare, Inc.*	1,762,698
20,827	Tenet Healthcare Corp.*	1,517,663

		5,018,654

Hotels, Restaurants & Leisure – 2.2%
20,233	Boyd Gaming Corp.*	1,185,856

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
13,814	Caesars Entertainment, Inc.*	$ 1,244,227
3,093	Marriott Vacations Worldwide Corp.	472,146
22,133	SeaWorld Entertainment, Inc.*	1,305,626
19,013	Travel + Leisure Co.	935,820

		5,143,675

Household Durables – 2.0%
24,926	Century Communities, Inc.	1,771,491
12,994	Meritage Homes Corp.*	1,466,503
5,225	TopBuild Corp.*	1,409,652

		4,647,646

Independent Power and Renewable Electricity Producers – 0.6%
15,813	NextEra Energy Partners LP	1,344,896

Insurance – 4.6%
10,996	American Financial Group, Inc.	1,469,176
18,394	Brown & Brown, Inc.	1,184,758
21,762	Globe Life, Inc.	1,883,283
54,320	Old Republic International Corp.	1,301,507
6,490	Primerica, Inc.	955,003
34,721	Ryan Specialty Group Holdings, Inc., Class A*	1,328,773
18,643	Selective Insurance Group, Inc.	1,408,292
15,600	W R Berkley Corp.	1,195,584

		10,726,376

IT Services – 0.9%
8,468	Jack Henry & Associates, Inc.	1,284,003
19,913	LiveRamp Holdings, Inc.*	934,517

		2,218,520

Leisure Products – 0.4%
38,596	Callaway Golf Co.*	1,040,548

Life Sciences Tools & Services – 2.1%
12,876	PerkinElmer, Inc.	2,345,492
26,740	Syneos Health, Inc.*	2,598,059

		4,943,551

Machinery – 4.1%
6,773	Chart Industries, Inc.*	1,182,227
48,610	Colfax Corp.*	2,257,449
23,340	ITT, Inc.	2,207,497

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
5,269	Nordson Corp.	$ 1,339,327
22,394	Timken Co. (The)	1,474,197
10,944	Woodward, Inc.	1,157,875

		9,618,572

Media – 1.8%
45,506	Gray Television, Inc.	938,334
32,679	iHeartMedia, Inc., Class A*	640,835
23,710	New York Times Co. (The), Class A	1,126,225
8,897	Nexstar Media Group, Inc., Class A	1,330,101
12,546	TEGNA, Inc.	247,784

		4,283,279

Metals & Mining – 1.4%
11,095	Alcoa Corp.	516,250
44,113	Allegheny Technologies, Inc.*	628,169
33,051	Cleveland-Cliffs, Inc.*	672,588
16,317	Commercial Metals Co.	504,195
51,220	Constellium SE*	899,936

		3,221,138

Mortgage Real Estate Investment Trusts (REITs) – 0.9%
81,161	PennyMac Mortgage Investment Trust REIT	1,409,766
101,342	Two Harbors Investment Corp. REIT	595,891

		2,005,657

Multiline Retail – 0.5%
287	Dillard’s, Inc., Class A	78,609
40,612	Macy’s, Inc.	1,157,442

		1,236,051

Oil, Gas & Consumable Fuels – 5.0%
41,781	Antero Resources Corp.*	733,674
69,790	Devon Energy Corp.	2,935,368
17,468	Diamondback Energy, Inc.	1,864,360
73,311	Magnolia Oil & Gas Corp., Class A	1,390,710
27,645	Matador Resources Co.	1,085,619
66,099	Ovintiv, Inc.	2,297,601
26,305	Targa Resources Corp.	1,358,127

		11,665,459

Pharmaceuticals – 1.3%
19,249	Catalent, Inc.*	2,476,576

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
5,035	Jazz Pharmaceuticals PLC*	$ 603,546

		3,080,122

Professional Services – 3.7%
18,998	ASGN, Inc.*	2,311,677
4,962	CACI International, Inc., Class A*	1,287,292
47,586	First Advantage Corp.*	825,141
15,117	Jacobs Engineering Group, Inc.	2,155,079
48,486	KBR, Inc.	2,133,384

		8,712,573

Real Estate Management & Development – 0.5%
56,208	Kennedy-Wilson Holdings, Inc.	1,219,151

Road & Rail – 1.8%
6,179	ArcBest Corp.	636,931
2,865	Old Dominion Freight Line, Inc.	1,017,562
3,575	Saia, Inc.*	1,183,968
14,506	TFI International, Inc. (Canada)	1,475,986

		4,314,447

Semiconductors & Semiconductor Equipment – 3.0%
13,165	MKS Instruments, Inc.	2,003,186
60,327	ON Semiconductor Corp.*	3,705,888
10,949	Wolfspeed, Inc.*	1,342,566

		7,051,640

Software – 0.8%
15,690	Black Knight, Inc.*	1,121,364
9,283	Cerence, Inc.*	697,896

		1,819,260

Specialty Retail – 2.7%
22,941	Academy Sports & Outdoors, Inc.*	1,023,627
16,488	Bath & Body Works, Inc.	1,238,743
2,935	Burlington Stores, Inc.*	860,337
2,703	Dick’s Sporting Goods, Inc.	317,765
859	Lithia Motors, Inc.	250,252
18,413	Rent-A-Center, Inc.	813,302
240	RH*	139,963
16,625	Signet Jewelers Ltd.	1,614,953

		6,258,942

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.6%
19,265	Capri Holdings Ltd.*	$ 1,140,873
8,557	Crocs, Inc.*	1,403,519
2,687	Deckers Outdoor Corp.*	1,089,310

		3,633,702

Thrifts & Mortgage Finance – 1.2%
84,390	MGIC Investment Corp.	1,189,899
19,833	NMI Holdings, Inc., Class A*	388,727
40,773	Washington Federal, Inc.	1,324,715

		2,903,341

TOTAL COMMON STOCKS (Cost $191,394,808)		$232,286,430

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,909,813	0.026%	$ 1,909,813
(Cost $1,909,813)

TOTAL INVESTMENTS – 100.0% (Cost $193,304,621)		$234,196,243

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(147,328)

NET ASSETS – 100.0%		$234,048,915

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2021:

EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,423,241	$—	$—
Europe	16,579,881	—	—
North America	387,203,109	—	—
Oceania	5,108,420	—	—
Investment Company	392,897	—	—
Securities Lending Reinvestment Vehicle	7,108,484	—	—

Total	$418,816,032	$—	$—

FOCUSED VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$36,539,263	$—	$—
Investment Company	180,215	—	—

Total	$36,719,478	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$9,048,120	$—	$—
North America	474,166,543	—	—
Investment Company	1,950,965	—	—

Total	$485,165,628	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$26,763,277	$—	$—
North America	1,197,394,659	—	—
Investment Company	12,202,490	—	—

Total	$1,236,360,426	$—	$—

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$4,561,518,162	$—	$—
Investment Company	34,632,614	—	—
Securities Lending Reinvestment Vehicle	5,545,416	—	—

Total	$4,601,696,192	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$232,286,430	$—	$—
Investment Company	1,909,813	—	—

Total	$234,196,243	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.